Label	Element	Value
Inflation Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED AUGUST 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Strategy Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Inflation Strategy Portfolio – Effective by November 1, 2019, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	In addition, effective by November 1, 2019, under the Examples section, the table is deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective September 1, 2019, in the Principal Investment Strategies subsection, first sentence of the first paragraph will be deleted and replaced with the following:

This Fund invests its assets in debt securities and debt-related instruments.

In addition, effective September 1, 2019, in the Principal Investment Strategies subsection, the last sentence of the second paragraph will be deleted and replaced with the following:

The sub-adviser, depending upon market conditions, may seek to earn additional income for the Fund by having the Fund enter into reverse repurchase agreement transactions, and investing the proceeds of those transactions in additional securities of the nature described in this paragraph. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund and may temporarily increase the operating expenses of the Fund due to interest expenses and other fees related to such agreements.

In addition, effective September 1, 2019, in the Principal Investment Strategies subsection, the following will be added to the end of the third paragraph:

The Fund may enter into total return swaps based on one or more inflation-linked indices or enter into total return swaps on inflation-indexed bonds, as a substitute for purchasing inflation-indexed bonds or otherwise to adjust the inflation-sensitivity of the portfolio. The Fund may also enter into interest rate swaps or credit default swaps for hedging purposes, for duration management, and/or as a substitute for the physical security.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is added alphabetically to the Principal Risks subsection:

•                 Borrowing Risk:  Borrowing money to finance purchases of securities that exceed a Fund’s net assets creates leverage risk, which may magnify changes to a Fund’s net asset value and its returns. A Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost a Fund interest expense and other fees, which may reduce its returns.

Inflation Strategy Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.38%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Inflation Strategy Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.38%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542

[1]	Expense information has been restated to reflect current fees.